UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Elm Ridge Capital Management, LLC

Address:  3 West Main Street
          3rd Floor
          Irvington, NY 10533

13F File Number: 28-10075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christopher Conneely
Title:    Chief Financial Officer of the Funds
Phone:    (914) 250-1035

Signature, Place and Date of Signing:


/s/ Christopher Conneely               Irvington, NY         November 14, 2005
------------------------               -------------         -----------------
       [Signature]                     [City & State]             [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              3

Form 13F Information Table Entry Total:         82

Form 13F Information Table Value Total:       $2,775,476
                                             (in thousands)

List of Other Included Managers:

     Form 13F File Number     Name

     28- xxxx                 Elm Ridge Capital Partners, L.P.
     28- xxxx                 Elm Ridge Value Advisors, LLC
     28- xxxx                 Elm Ridge Value Partners Offshore Fund, Inc.
     --------------------     --------------------------------------------

                                                    FORM 13F INFORMATION TABLE
                               TITLE
                               OF                         VALUE      SHRS OR    SH/ PUT/   INVSMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP     (X$1000)   PRN AMT    PRN CALL   DSCRTN   MNGRS   Sole   Shared     NONE
-----------------------------------------------------------------------------------------------------------------------------------
AK STEEL HLDG CORP             COM            001547108   15,151    1,767,910   SH         Shared   1,2,3         1,767,910
ALLTEL CORP                    COM            020039103   39,379      604,800   SH         Shared   1,2,3           604,800
ALPHARMA INC                   COM            020813101   33,522    1,347,905   SH         Shared   1,2,3         1,347,905
AMERICAN ITALIAN PASTA CO      COM            027070101    5,743      538,700   SH         Shared   1,2,3           538,700
ANDRX CORP DEL                 COM            034553107    7,491      485,500   SH         Shared   1,2,3           485,500
ARCH COAL INC                  COM            039380100   15,744      233,244   SH         Shared   1,2,3           233,244
BEA SYS INC                    COM            073325102   31,155    3,465,508   SH         Shared   1,2,3         3,465,508
CSX CORP                       COM            126408103   13,944      300,000       CALL   Shared   1,2,3           300,000
CSX CORP                       COM            126408103   35,748      769,100   SH         Shared   1,2,3           769,100
CENTEX CORP                    COM            152312104   12,916      200,000       PUT    Shared   1,2,3           200,000
CENVEO INC                     COM            15670S105   45,071    4,346,300   SH         Shared   1,2,3         4,346,300
CERNER CORP                    COM            156782104   10,432      120,000       PUT    Shared   1,2,3           120,000
CLEVELAND CLIFFS,INC           COM            185896107   39,191      449,900   SH         Shared   1,2,3           449,900
COMCAST CORP                   COM            20030N200   46,068    1,600,700   SH         Shared   1,2,3         1,600,700
CONOCOPHILLIPS                 COM            20825C104   42,645      610,000   SH         Shared   1,2,3           610,000
CONSECO, INC.                  COM            208464883   27,198    1,288,380   SH         Shared   1,2,3         1,288,380
DEVON ENERGY CORP              COM            25179M103   24,024      350,000       CALL   Shared   1,2,3           350,000
DEVON ENERGY CORP              COM            25179M103   34,977      509,572   SH         Shared   1,2,3           509,572
DOLLAR THRIFTY AUTOMOTIVE GP   COM            256743105   55,842    1,658,500   SH         Shared   1,2,3         1,658,500
DOW CHEM CO                    COM            260543103   41,670    1,000,000       CALL   Shared   1,2,3         1,000,000
EASTMAN KODAK CO               COM            277461109    9,732      400,000       PUT    Shared   1,2,3           400,000
ENTERASYS NETWORKS INC         COM            293637104   22,747   16,975,500   SH         Shared   1,2,3        16,975,500
ERICSSON LM TEL CO             COM            294821608   25,788      700,000   SH  PUT    Shared   1,2,3           700,000
FEDERAL HOME LN MTG CORP       COM            313400301   50,080      887,000   SH         Shared   1,2,3           887,000
FIDELITY NAT FIN INC           COM            316326107   30,888      693,800   SH         Shared   1,2,3           693,800
FIRST MARBLEHEAD CORP          COM            320771108      813       32,000       PUT    Shared   1,2,3            32,000
FIRST MARBLEHEAD CORP          COM            320771108    1,524       60,000       CALL   Shared   1,2,3            60,000
GATEWAY INC                    COM            367626108   18,420    6,822,400   SH         Shared   1,2,3         6,822,400
GENERAL MTRS CORP              COM            370442105   14,754      482,000   SH         Shared   1,2,3           482,000
HANDLEMAN CO DEL               COM            410252100    4,218      334,000   SH         Shared   1,2,3           334,000
HARLEY DAVIDSON INC            COM            412822108   28,095      580,000       PUT    Shared   1,2,3           580,000
ICU MED INC                    COM            44930G107    5,733      199,356   SH         Shared   1,2,3           199,356
INPHONIC, INC.                 COM            45772G105    2,750      200,000   SH         Shared   1,2,3           200,000
INTL GAME TECHNOLOGY           COM            459902102   19,383      717,900   SH         Shared   1,2,3           717,900
I SHARES TR                    RUSSEL 2000    464287655   98,895    1,500,000       PUT    Shared   1,2,3         1,500,000
JPMORGAN CHASE & CO            COM            46625H100   15,791      465,400   SH         Shared   1,2,3           465,400
JOS A BANK CLOTHIERS INC       COM            480838101   11,477      265,543   SH         Shared   1,2,3           265,543
KELLWOOD CO                    COM            488044108   47,569    1,840,181   SH         Shared   1,2,3         1,840,181
LAFARGE NORTH AMERICA          COM            505862102   13,522      200,000       CALL   Shared   1,2,3           200,000
LAWSON SOFTWARE INC            COM            520780107   42,442    6,115,500   SH         Shared   1,2,3         6,115,500
LEAR CORP                      COM            521865105    8,153      240,000       CALL   Shared   1,2,3           240,000
LEAR CORP                      COM            521865105   31,992      941,771   SH         Shared   1,2,3           941,771
LYONDELL CHEMICAL CO           COM            552078107   72,981    2,550,000       CALL   Shared   1,2,3         2,550,000
MBIA INC                       COM            55262C100    6,062      100,000       PUT    Shared   1,2,3           100,000
MARRIOTT INTL                  COM            571903202   27,720      440,000       PUT    Shared   1,2,3           440,000
MAXTOR CORP                    COM            577729205    9,625    2,192,400   SH         Shared   1,2,3         2,192,400
MITTAL STEEL CO                COM            60684P101   15,034      522,000   SH         Shared   1,2,3           522,000
MOBILE MINI INC                COM            60740F105    7,382      170,285   SH         Shared   1,2,3           170,285
NRG ENERGY INC                 COM            629377508   47,427    1,113,300   SH         Shared   1,2,3         1,113,300
OCEANEERING INTL INC           COM            675232102   54,745    1,025,000   SH         Shared   1,2,3         1,025,000
OFFICEMAX INC                  COM            67622P101   43,809    1,383,300   SH         Shared   1,2,3         1,383,300
PAR PHARMACEUTICAL COS INC     COM            69888P106   58,822    2,209,700   SH         Shared   1,2,3         2,209,700
PARTNERS TR FINL GROUP INC     COM            70213F102   36,467    3,168,308   SH         Shared   1,2,3         3,168,308
PETCO ANIMAL SUPPLIES          COM            716016209   10,106      477,600   SH         Shared   1,2,3           477,600
PFIZER INC                     COM            717081103   10,115      405,100       CALL   Shared   1,2,3           405,100
PFIZER INC                     COM            717081103   66,365    2,657,800       PUT    Shared   1,2,3         2,657,800
PFIZER INC                     COM            717081103   72,188    2,891,000   SH         Shared   1,2,3         2,891,000
PULTE HOMES INC                COM            745867101   32,190      750,000       PUT    Shared   1,2,3           750,000
QUANTUM CORP                   COM            747906204   29,289    9,478,600   SH         Shared   1,2,3         9,478,600
REDDY ICE HOLDINGS INC         COM            75734R105      513       25,000   SH         Shared   1,2,3            25,000
RESEARCH IN MOTION LTD         COM            760975102   34,150      500,000       PUT    Shared   1,2,3           500,000
SPDR TR                        UNIT SER 1     78462F103  455,248    3,700,000       PUT    Shared   1,2,3         3,700,000
SPDR TR                        UNIT SER 1     78462F103  123,040    1,000,000       CALL   Shared   1,2,3         1,000,000
SAPPI LTD                      SPON ADR NEW   803069202   40,722    3,453,970   SH         Shared   1,2,3         3,453,970
SMURFIT-STONE CONTAINER CORP   COM            832727101    2,072      200,000       CALL   Shared   1,2,3           200,000
STANDARD PAC CORP              COM            85375C101    8,302      200,000       PUT    Shared   1,2,3           200,000
SUNRISE SENIOR LIVING INC      COM            86768K106    3,337       50,000   SH         Shared   1,2,3            50,000
SYMANTEC CORP                  COM            871503108   73,219    3,231,196   SH         Shared   1,2,3         3,231,196
TJX COMPANIES INC              COM            872540109   35,437    1,730,300   SH         Shared   1,2,3         1,730,300
TEMPLE INLAND INC              COM            879868107   31,851      779,700   SH         Shared   1,2,3           779,700
TEMPUR-PEDIC INTL INC          COM            88023U101    5,141      434,200   SH         Shared   1,2,3           434,200
TURBOCHEF TECHNOLOGIES, INC    COM            900006206    3,540      227,100   SH         Shared   1,2,3           227,100
UMB FIN CORP                   COM            902788108   23,835      362,900   SH         Shared   1,2,3           362,900
UNITED STATES STL CORP         COM            912909108   16,940      400,000       CALL   Shared   1,2,3           400,000
UNITED STATES STL CORP         COM            912909108   76,589    1,808,479   SH         Shared   1,2,3         1,808,479
UNITED TECHNOLOGIES CORP       COM            913017109   39,398      760,000   SH         Shared   1,2,3           760,000
UTSTARCOM INC                  COM            918076100    5,016      614,000   SH         Shared   1,2,3           614,000
WALTER INDS INC                COM            93317Q105   43,074      880,500   SH         Shared   1,2,3           880,500
WHIRLPOOL CORP                 COM            963320106   37,915      500,400       CALL   Shared   1,2,3           500,400
WYETH                          COM            983024100   32,111      694,000   SH         Shared   1,2,3           694,000
DRYSHIPS INC                   SHS            Y2109Q101    1,022       59,300   SH         Shared   1,2,3            59,300

03563.0001 #617409